Capital Management (Tables)	12 Months Ended
Dec. 31, 2017
Regulated Operations [Abstract]
Summary of Company's Capital Structure
At December 31, 2017 and 2016, the Company’s capital structure was as follows:

December 31 (millions of dollars)	2017	2016
Long-term debt payable within one year	752	602
Short-term notes payable	926	469
Bank indebtedness	3	—
Less: cash and cash equivalents	—	(48)
	1,681	1,023

Long-term debt	9,315	10,078
Preferred shares	486	—
Common shares	4,856	5,391
Retained earnings	5,183	4,487
Total capital	21,521	20,979